Acquisitions and disposals (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of Share capital
	Number of shares	Share capital
June 30, 2020	116,500	116,500
Capitalization of share premium and inflation adjustment of share capital	137,722,151	137,722,151
Issuance of ordinary shares	380,000,000	380,000,000
June 30, 2021	517,838,651	517,838,651